Premises, Equipment, and Leases (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2018	2017
Land	$107,864	$104,454
Buildings	461,665	472,619
Leasehold improvements	30,230	26,640
Furniture, fixtures, and equipment	196,469	194,057
Fixed assets held-for-sale (a)	19,617	53,195
Premises and equipment, at cost	815,845	850,965
Less accumulated depreciation and amortization	321,804	318,714
Premises and equipment, net	$494,041	$532,251
(a) Primarily comprised of land and buildings.

Minimum Future Lease Payments for Noncancelable Operating Leases on Premises and Equipment
Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2018 are shown below. Aggregate minimum income under sublease agreements for these periods is not material.

(Dollars in thousands)
2019	$27,524
2020	24,722
2021	20,954
2022	16,518
2023	13,174
2024 and after	42,370
Total minimum lease payments	$145,262

Rent Expense Incurred Under All Operating Lease Obligations
Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2018	2017	2016
Rent expense, gross	$34,729	$23,116	$20,812
Sublease income	(647)	(631)	(477)
Rent expense, net	$34,082	$22,485	$20,335